Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the CD&A in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the CNG Committee makes its decisions. The CNG Committee did not consider the pay-versus-performance disclosure below in making its pay decisions for any of the fiscal years shown.

								Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for David R. Morris	Compensation Actually Paid to David R. Morris(1)	Summary Compensation Table Total for Alan Thian(2)	Compensation Actually Paid to Alan Thian (2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(1)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (in millions)	Diluted EPS (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(h)

2024	$1,387,103	$1,452,466	$—	$—	$847,927	$902,246	$112.07	$130.90	$26.67	$1.47

2023	$1,069,978	$1,054,900	$—	$—	$504,569	$478,144	$100.94	$115.64	$42.47	$2.24

2022	$1,183,555	$1,159,843	$1,444,211	$(6,994)	$573,828	$562,213	105.60	116.09	$64.33	$3.33

2021	$—	$—	$3,414,552	$4,065,310	$733,089	$906,520	129.57	124.74	$56.91	$2.86

2020	$—	$—	$2,703,159	$2,505,720	$577,408	$571,663	74.30	91.29	$32.93	$1.65

(1) Amounts represent compensation actually paid to the applicable CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our CEOs and other NEOs represents the “Total” compensation reported in the Summary Compensation Table reduced by the grant date value of all equity incentive compensation for the applicable fiscal year and then adjusted for the value of certain items discussed below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP consist of:

Adjustment To PEO Compensation, Footnote
Summary Compensation Table Amount for CEO David R. Morris	2024	2023	2022	2021	2020
Total Compensation from Summary Compensation Table	$1,387,103	$1,069,978	$1,183,555	$—	$—
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(467,133)	(159,731)	(62,495)	—	—
Year-end fair value of unvested awards granted in the current year	528,689	148,645	47,976	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	8,658	(2,777)	(9,517)	—	—
Fair values at vest date for awards granted and vested in current year	—	—		—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(4,851)	(1,215)	324	—	—
Forfeitures during current year equal to prior year-end fair value	—	—		—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—		—	—
Total Adjustments for Equity Awards	$65,363	$(15,078)	$(23,712)	$—	$—

Compensation Actually Paid (as calculated)	$1,452,466	$1,054,900	$1,159,843	$—	$—

Summary Compensation Table Amount for CEO Alan Thian	2024	2023	2022	2021	2020
Total Compensation from Summary Compensation Table	$—	$—	$1,444,211	$3,414,552	$2,703,159
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	—	(408,405)	(1,064,400)	—
Year-end fair value of unvested awards granted in the current year	—	—	—	1,572,000	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	—	—	(83,810)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—	5,200	143,158	(113,629)
Forfeitures during current year equal to prior year-end fair value	—	—	(1,048,000)	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$—	$—	$(1,451,205)	$650,758	$(197,439)

Compensation Actually Paid (as calculated)	$-	$-	$(6,994)	$4,065,310	$2,505,720

Non-PEO NEO Average Total Compensation Amount	$ 847,927	$ 504,569	$ 573,828	$ 733,089	$ 577,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 902,246	478,144	562,213	906,520	571,663
Adjustment to Non-PEO NEO Compensation Footnote
Average Summary Compensation Table Amount for NEOs	2024	2023	2022	2021	2020
Total Compensation from Summary Compensation Table	$847,927	$504,569	$573,828	$733,089	$577,408
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—
Total Adjustments for Pension	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(284,372)	(93,703)	(49,993)	(41,396)	(13,842)
Year-end fair value of unvested awards granted in the current year	320,429	76,583	38,378	106,235	8,097
Year-over-year difference of year-end fair values for unvested awards granted in prior years	9,449	(6,268)	—	83,828	—
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	8,813	(3,037)	—	24,764	—
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—
Total Adjustments for Equity Awards	$54,319	$(26,425)	$(11,615)	$173,431	$(5,745)

Compensation Actually Paid (as calculated)	$902,246	$478,144	$562,213	$906,520	$571,663
(2) Effective April 8, 2022, Mr. Thian resigned from his positions as President and CEO of the Company and the Bank.
(3) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2024: Lynn Hopkins, Gary Fan, Johnny Lee, Jeffrey Yeh
2023: Alex Ko, Lynn Hopkins, Gary Fan, Johnny Lee, Vincent Liu
2022: Vincent Liu, Jeffrey Yeh, Tsu Te Huang
2021: David R. Morris, Vincent Liu, Tammy Song
2020: David R. Morris, Larsen Lee, Vincent Liu
(4) Based on an initial investment of $100. The Peer Group used is the KBW Nasdaq Regional Banking Index.
(5) Diluted EPS is a GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return

The graphs below compare the relationship between CAP to our CEO and the average of CAP to our remaining NEOs, with:

●	The Company’s cumulative TSR and the Peer Group’s cumulative TSR (2020 - 2024)
●	The Company’s Net Income (2020 - 2024)
●	The Company Selected Measure, which is Diluted EPS (2020 - 2024)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Delinquent Section 16(a) Reports
Tabular List, Table

Tabular List of Most Important Performance Measures

The financial performance measures that the Company considers to be the most important in linking CAP to our CEO to Company performance are listed below. Such performance measures are not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

●	Diluted EPS
●	Return on Average Assets
●	Loan Growth
●	Retail Deposit Growth
●	NPLs/Loans HFI
●	Relative Total Shareholder Return
●	Return on Average Tangible Common Equity

Total Shareholder Return Amount	$ 112.07	100.94	105.6	129.57	74.3
Peer Group Total Shareholder Return Amount	130.9	115.64	116.09	124.74	91.29
Net Income (Loss)	$ 26,670,000	$ 42,470,000	$ 64,330,000	$ 56,910,000	$ 32,930,000
Company Selected Measure Amount	1.47	2.24	3.33	2.86	1.65
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Retail Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name	NPLs/Loans HFI
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 7
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
David Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,387,103	$ 1,069,978	$ 1,183,555	$ 0	$ 0
PEO Actually Paid Compensation Amount	1,452,466	1,054,900	1,159,843	0	0
Alan Thian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,444,211	3,414,552	2,703,159
PEO Actually Paid Compensation Amount	0	0	(6,994)	4,065,310	2,505,720
PEO | David Morris [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,363	(15,078)	(23,712)	0	0
PEO | David Morris [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | David Morris [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | David Morris [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | David Morris [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | David Morris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(467,133)	(159,731)	(62,495)	0	0
PEO | David Morris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,689	148,645	47,976	0	0
PEO | David Morris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,658	(2,777)	(9,517)	0	0
PEO | David Morris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | David Morris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,851)	(1,215)	324	0	0
PEO | David Morris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | David Morris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Alan Thian [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,451,205)	650,758	(197,439)
PEO | Alan Thian [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan Thian [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan Thian [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan Thian [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan Thian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(408,405)	(1,064,400)	0
PEO | Alan Thian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,572,000	0
PEO | Alan Thian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(83,810)
PEO | Alan Thian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan Thian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	5,200	143,158	(113,629)
PEO | Alan Thian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,048,000)	0	0
PEO | Alan Thian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,319	(26,425)	(11,615)	173,431	(5,745)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,372)	(93,703)	(49,993)	(41,396)	(13,842)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,429	76,583	38,378	106,235	8,097
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,449	(6,268)	0	83,828	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,813	(3,037)	0	24,764	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0